Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100
Fiscal Year	Summary Compensation Table Total For PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid Non- PEO NEOs ($)(4)	Total Shareholder Return (TSR)	Peer Group Total Shareholder Return(5)	Net Income ($ in millions)	EBITDA ($ in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2020	5,477,333	15,959,815	1,966,849	4,478,273	143	112	193.1	423.7
2021	5,957,058	18,441,621	2,131,642	5,339,084	229	151	927.4	1,350.3
2022	6,027,870	838,314	2,076,267	719,551	162	108	1,063.9	1,526.2
(1)	The dollar amounts reported are the amounts of total compensation reported in the Summary Compensation Table (“SCT”) for our CEO (“Principal Executive Officer” or “PEO”).
(2)

The dollar amounts reported represent the amount of CAP for the PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to an executive during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards, and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

Year	SCT Total ($)	Less SCT Stock Awards ($)(a)	Less SCT Pension Value ($)(b)	Plus CAP Equity Adjustment ($)(c)	Plus CAP Pension Adjustment ($)(d)	Compensation Actually Paid ($)
2020	5,477,333	2,662,521	362,244	13,411,142	96,105	15,959,815
2021	5,957,058	3,184,092	112,142	15,679,416	101,381	18,441,621
2022	6,027,870	3,341,181	—	(1,978,185)	129,810	838,314
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end Fair Value of Equity Awards Granted During the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2020	6,279,437	7,257,784	(126,079)	13,411,142
2021	6,804,516	7,725,233	1,149,667	15,679,416
2022	1,981,115	(4,447,058)	487,758	(1,978,185)
(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.
(3)

The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Joel M. Wine, Peter T. Heilmann, John P. Lauer, and Rusty K. Rolfe; and (ii) for 2021 and 2020, Joel M. Wine, Ronald J. Forest, Peter T. Heilmann, and John P. Lauer.

(4)

The dollar amounts reported represent the average amount of CAP for the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards, and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the CAP:

Year	SCT Total ($)	Less SCT Stock Awards ($)(a)	Less SCT Pension Value ($)(b)	Plus CAP Equity Adjustment ($)(c)	Plus CAP Pension Adjustment ($)(d)	Compensation Actually Paid ($)
2020	1,966,849	753,591	83,785	3,311,416	37,384	4,478,273
2021	2,131,642	878,384	28,243	4,075,589	38,480	5,339,084
2022	2,076,267	891,106	—	(512,818)	47,208	719,551
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end Fair Value of Equity Awards Granted During the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2020	1,777,310	1,596,777	(62,671)	3,311,416
2021	1,877,186	1,937,980	260,423	4,075,589
2022	528,368	(1,140,610)	99,424	(512,818)
(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.
(5)	S&P Transportation Select Industry Index

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]
(3)

The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Joel M. Wine, Peter T. Heilmann, John P. Lauer, and Rusty K. Rolfe; and (ii) for 2021 and 2020, Joel M. Wine, Ronald J. Forest, Peter T. Heilmann, and John P. Lauer.

Peer Group Issuers, Footnote [Text Block]
(5)	S&P Transportation Select Industry Index

PEO Total Compensation Amount	$ 6,027,870	$ 5,957,058	$ 5,477,333
PEO Actually Paid Compensation Amount	$ 838,314	18,441,621	15,959,815
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The dollar amounts reported represent the amount of CAP for the PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to an executive during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards, and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

Year	SCT Total ($)	Less SCT Stock Awards ($)(a)	Less SCT Pension Value ($)(b)	Plus CAP Equity Adjustment ($)(c)	Plus CAP Pension Adjustment ($)(d)	Compensation Actually Paid ($)
2020	5,477,333	2,662,521	362,244	13,411,142	96,105	15,959,815
2021	5,957,058	3,184,092	112,142	15,679,416	101,381	18,441,621
2022	6,027,870	3,341,181	—	(1,978,185)	129,810	838,314
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end Fair Value of Equity Awards Granted During the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2020	6,279,437	7,257,784	(126,079)	13,411,142
2021	6,804,516	7,725,233	1,149,667	15,679,416
2022	1,981,115	(4,447,058)	487,758	(1,978,185)
(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,076,267	2,131,642	1,966,849
Non-PEO NEO Average Compensation Actually Paid Amount	$ 719,551	5,339,084	4,478,273
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)

The dollar amounts reported represent the average amount of CAP for the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards, and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the CAP:

Year	SCT Total ($)	Less SCT Stock Awards ($)(a)	Less SCT Pension Value ($)(b)	Plus CAP Equity Adjustment ($)(c)	Plus CAP Pension Adjustment ($)(d)	Compensation Actually Paid ($)
2020	1,966,849	753,591	83,785	3,311,416	37,384	4,478,273
2021	2,131,642	878,384	28,243	4,075,589	38,480	5,339,084
2022	2,076,267	891,106	—	(512,818)	47,208	719,551
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end Fair Value of Equity Awards Granted During the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2020	1,777,310	1,596,777	(62,671)	3,311,416
2021	1,877,186	1,937,980	260,423	4,075,589
2022	528,368	(1,140,610)	99,424	(512,818)
(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and TSR

As detailed under “Executive Compensation – Compensation Discussion and Analysis” in this Proxy Statement, equity awards comprise a significant portion of SCT compensation for our executives (slightly more than 50% for the CEO and approximately 40% for other NEOs). Accordingly, positive TSRs for 2020 and 2021 resulted in higher CAP. Higher year-over-year stock prices drove higher values realized upon vesting of awards, and, for unvested awards, higher year-end valuations. In 2022, negative TSR resulted in negative CAP equity adjustments and significantly lower CAP for all NEOs.

The following chart compares CAP to the Company’s TSR. The cumulative total return shown in the chart below assumes an initial investment of $100 on the last trading day of the year ended December 31, 2019, including reinvestment of dividends, at each fiscal year end and measures the performance of this investment as of the last trading day in the month of December for each of the three years ended December 31, 2020, December 31, 2021 and December 31, 2022. The graph is a historical representation of past performance only and is not necessarily indicative of future performance.

CAP and TSR

*	Cumulative value of $100 invested in Matson common stock on December 31, 2019, including reinvestments of dividends

As described under “Executive Compensation – Compensation Discussion and Analysis – Components of Executive Compensation – Equity-Based Compensation” in this Proxy Statement, relative TSR is the metric for a portion of the Performance Shares granted to our executives. Changes in equity value attributed to share price applies to both Performance Shares and Restricted Stock Units whereas the relative TSR metric only applies to Performance Shares.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

Net income is not a specific performance metric in the Company’s compensation program. As described under “Compensation Actually Paid and TSR” above, the Company uses EBITDA as an earnings metric under the annual cash incentive plan. In 2022, while Matson reported an extraordinary level of net income, CAP was down significantly, as discussed above under “Compensation Actually Paid and TSR”. The chart below compares CAP to net income.

CAP and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and EBITDA

Earnings before interest, income taxes, depreciation, and amortization (“EBITDA”) is Matson’s company-selected performance measure. For 2020, 2021 and 2022, the Company achieved extraordinary results as determined by pre-established goals of the performance plan, which resulted in maximum payouts under the corporate portion of the Company’s annual cash incentive plan. For 2022, CAP was down compared to prior years due to the impact of share price declines (see “Compensation Actually Paid and TSR” below for more information). The following chart compares compensation actually paid to EBITDA.

CAP and EBITDA

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The cumulative total return shown in the chart below assumes an initial investment of $100 on the last trading day of the year ended December 31, 2019, including reinvestment of dividends, at each fiscal year end and measures the performance of this investment as of the last trading day in the month of December for each of the three years ended December 31, 2020, December 31, 2021 and December 31, 2022. The graph is a historical representation of past performance only and is not necessarily indicative of future performance.

Cumulative Three-Year Total Shareholder Return
Matson, Inc. and S&P Transportation Select Industry Index

Tabular List [Table Text Block]
●	EBITDA
●	Individual Performance Goals
●	Relative TSR
●	ROIC

Total Shareholder Return Amount	$ 162	229	143
Peer Group Total Shareholder Return Amount	108	151	112
Net Income (Loss)	$ 1,063,900,000	$ 927,400,000	$ 193,100,000
Company Selected Measure Amount	1,526,200,000	1,350,300,000	423,700,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Individual Performance Goals
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
PEO [Member] | Less SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,341,181	$ 3,184,092	$ 2,662,521
PEO [Member] | Less SCT Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		112,142	362,244
PEO [Member] | Plus CAP Equity Adjustment
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,978,185)	15,679,416	13,411,142
PEO [Member] | Plus CAP Pension Adjustment
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	129,810	101,381	96,105
PEO [Member] | Year-end Fair Value of Equity Awards Granted During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,981,115	6,804,516	6,279,437
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,447,058)	7,725,233	7,257,784
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	487,758	1,149,667	(126,079)
Non-PEO NEO [Member] | Less SCT Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	891,106	878,384	753,591
Non-PEO NEO [Member] | Less SCT Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		28,243	83,785
Non-PEO NEO [Member] | Plus CAP Equity Adjustment
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(512,818)	4,075,589	3,311,416
Non-PEO NEO [Member] | Plus CAP Pension Adjustment
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,208	38,480	37,384
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	528,368	1,877,186	1,777,310
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,140,610)	1,937,980	1,596,777
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 99,424	$ 260,423	$ (62,671)